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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08612

MARTIN CURRIE BUSINESS TRUST
(Exact name of registrant as specified in charter)

Saltire Court, 20 Castle Terrace, Edinburgh, Scotland			EH1 2ES
(Address of principal executive offices)			(Zip code)

Jacqui Hughes c/o Martin Currie, Inc. Saltire Court 20 Castle Terrace Edinburgh Scotland EH1 2ES
(Name and address of agent for service)

Registrant’s telephone number, including area code:		011-44-131-479-4660

Date of fiscal year end:	April 30

Date of reporting period:	May 1, 2008 to October 31, 2008

Explanatory Note:  The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the “Act”), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the “1933 Act”) because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act.  Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

MARTIN CURRIE BUSINESS TRUST

MCBT Opportunistic EAFE Fund

MCBT Global Emerging Markets Fund

MCBT Pan European Select Fund

SEMI-ANNUAL REPORT
OCTOBER 31, 2008

MARTIN CURRIE BUSINESS TRUST

MCBT OPPORTUNISTIC EAFE FUND

PROFILE AT OCTOBER 31, 2008

OBJECTIVE	Capital appreciation through investment in an international portfolio of primarily equity and equity-related securities other than securities of issuers located in the US and Canada.

LAUNCH DATE	July 1, 1994

FUND SIZE	$66.3m

PERFORMANCE	Total return from May 1, 2008 through October 31, 2008

•MCBT Opportunistic EAFE Fund	–42.2%
•Morgan Stanley Capital International (MSCI) EAFE Index	–41.0%

Annualized total return from November 1, 2003 through October 31, 2008

•MCBT Opportunistic EAFE Fund	+3.9%
•Morgan Stanley Capital International (MSCI) EAFE Index	+4.0%

Annualized total return from November 1, 1998 through October 31, 2008

•MCBT Opportunistic EAFE Fund (excluding all transaction fees)	+2.1%
•MCBT Opportunistic EAFE Fund (including all transaction fees)	+1.4%
•Morgan Stanley Capital International (MSCI) EAFE Index	+2.0%

Annualized total return from July 1, 1994 through October 31, 2008

•MCBT Opportunistic EAFE Fund (excluding all transaction fees)	+4.0%
•MCBT Opportunistic EAFE Fund (including all transaction fees)	+3.2%
•Morgan Stanley Capital International (MSCI) EAFE Index (a)	+3.4%

(a)  Performance for the benchmark is not available from July 1, 1994 (commencement of investment operations). For that reason, performance for the benchmark is shown from July 31, 1994.

PORTFOLIO COMMENTS	In the past six months, the global markets have experienced a severe downturn. The MSCI EAFE index fell by more than 41% over the period. The crisis that started in the financial sector led to a reappraisal of risk pricing, with a sharp increase in volatility and credit spreads. This caused a precipitous fall in equities, as well as in most other asset classes. The seizing-up of the credit markets exacerbated the problems of illiquidity, prompting a massive deleveraging by hedge funds and redemptions by investors in mutual funds and hedge funds alike. Economic and corporate projections have been revised down drastically; the first synchronised economic downturn in the US, Europe and Japan in over 60 years is generally expected to occur. The speed of events has been astonishing. Since the failure of Lehman Brothers in September, we have seen the end of the independent investment-banking business model, government packages designed to support banks worldwide, a reduction in global interest rates (in the UK to the lowest level in almost 60 years), and stimulative measures being introduced in Germany and China, which have also been discussed in Japan, the UK and the US.

MCBT OPPORTUNISTIC EAFE FUND

PROFILE AT OCTOBER 31, 2008

Our performance during the period was marginally behind our benchmark, at –42.2%. We have had to change the structure of the portfolio to reflect the new economic environment, adopting a far more defensive growth strategy. This has involved increasing our weighting in healthcare and consumer staples, while reducing consumer discretionary, industrials and materials. We have now sold almost all of our holdings in emerging markets companies and in mid-to-small-cap companies. Consequently, turnover has been higher than normal.

The portfolio is now invested in companies that display high-quality balance sheets, low levels of debt and positive cashflow. Credit remains expensive to acquire, so a premium valuation is attached to those companies with high free cashflow. Valuation levels are also focused on intrinsic value calculations, and earnings estimates are widely out of kilter with reality. Consequently, the best indication of value is the price-to-book ratio.

The portfolio now has minimal exposure to macro factors, whether at regional, sector or economic levels. This leaves stock selection as the sole driver of returns. Our investments are spread between defensive secure-growth companies on the one hand, and the 'new winners' on the other. The former offer secure and high dividend yields, while the latter are the companies with sufficient cash-generating ability to take advantage of the current environment to increase their market share. At current valuations, these companies present significant mid-term investment opportunities.

OUTLOOK

INVESTMENT MANAGER PROFILE	James Fairweather, a member of the team that has primary responsibility for the day-to-day management of the Fund, spent three years with Montague Loebl Stanley & Co. as an institutional sales and economics assistant. He moved into Eurobond sales for 18 months with Kleinwort Benson before joining Martin Currie in 1984. He has worked in our Far East, North American and continental European investment teams. Appointed a director in 1987, James became head of our continental European team in 1992. He was appointed deputy chief investment officer in 1994 with overall responsibility for our investments in emerging markets. James was promoted to chief investment officer in 1997.

MCBT OPPORTUNISTIC EAFE FUND

PROFILE AT OCTOBER 31, 2008

ASSET ALLOCATION
(% of net assets)

TOP TEN HOLDINGS
BY REGION/COUNTRY

		% of net assets
Europe
BP PLC	(United Kingdom)	4.3%
Nestle SA	(Switzerland)	4.2
Roche Holding AG	(Switzerland)	3.7
Telefonica SA	(Spain)	3.1
Takeda Pharmaceutical Co., Ltd.	(Japan)	3.1
E.ON AG	(Germany)	2.8
Eni S.p.A.	(Italy)	2.8
Autonomy Corp. PLC	(United Kingdom)	2.7
Bayer AG	(Germany)	2.6
Givaudan SA	(Switzerland)	2.6

MCBT GLOBAL EMERGING MARKETS FUND

PROFILE AT OCTOBER 31, 2008

OBJECTIVE	Capital appreciation through investment primarily in equity and equity-related securities of issuers located in countries with emerging markets and developing economies.

LAUNCH DATE	February 14, 1997

FUND SIZE	$227.0m

PERFORMANCE	Total return from May 1, 2008 through October 31, 2008

•MCBT Global Emerging Markets Fund	–52.1%
•Morgan Stanley Capital International (MSCI) Emerging Markets Free Index	–51.3%

Annualized total return from November 1, 2003 through October 31, 2008

•MCBT Global Emerging Markets Fund	+9.1%
•Morgan Stanley Capital International (MSCI) Emerging Markets Free Index	+9.9%

Annualized total return from November 1, 1998 through October 31, 2008

•MCBT Global Emerging Markets Fund (excluding all transaction fees)	+9.7%
•MCBT Global Emerging Markets Fund (including all transaction fees)	+8.7%
•Morgan Stanley Capital International (MSCI) Emerging Markets Free Index	+1.2%

Annualized total return from February 14, 1998 through October 31, 2008

•MCBT Global Emerging Markets Fund (excluding all transaction fees)	+3.9%
•MCBT Global Emerging Markets Fund (including all transaction fees)	+3.1%
•Morgan Stanley Capital International (MSCI) Emerging Markets Free Index (a)	+3.2%

(a)  Performance for the benchmark is not available from February 14, 1997 (commencement of investment operations). For that reason, performance for the benchmark is shown from February 28, 1997.

PORTFOLIO COMMENTS	This was an almost unprecedented period for the world's equity markets. As the global financial crisis escalated, with a growing list of high-profile casualties, investors grew increasingly risk-averse. Therefore, while all equity markets fell steeply, the fall was heaviest in emerging markets. The Russian market was especially weak, due to falling commodity prices, negative sentiment following the Georgian crisis and the highly leveraged nature of many of its companies. Asian markets were also notably weak, particularly China. Overall, the MSCI Emerging Markets index fell 51.3%.

With a decline of 52.1%, we marginally underperformed our benchmark. Unfortunately, our Russian steel/coal stock, Mechel, found itself the focus of Vladimir Putin's attention and suffered a very heavy sell-off in July. This company, and some others in the same sector, were accused of tax evasion and charging high prices in the domestic market. The stock mounted a slight recovery, but not enough to recover its earlier losses. Two of our other Russian holdings, energy stocks Gazprom and Lukoil, were also very weak. In China, China Merchants Bank and Shimao Property were further negatives, while Korea's Hana Tour and Mexico's Corporacion Geo were other sources of weakness.

MCBT GLOBAL EMERGING MARKETS FUND

PROFILE AT OCTOBER 31, 2008

Positives included Korean consumer stock KT&G, Israeli pharmaceutical group Teva and Telekomunikacja Polska. In Taiwan, Chungwa Telecom proved relatively resilient, as did Taiwan Semiconductor. Brazil's AES Tiete was also helpful, as was our underweight position in Brazilian miner Vale Rio. Other positive contributors included India's Bharti Airtel and Malaysia's Resorts World.

Despite the global problems, the fundamentals of most emerging-market economies are still sound. What has been lacking is confidence in the ability of those fundamentals to cushion their economies from the combination of a global credit crunch and a demand recession. Low financial gearing, responsible monetary policies by central banks and comfortable fiscal balance are still powerful anchors for emerging economies and their corporations. Domestic demand and infrastructure investments should keep these economies growing, albeit significantly more slowly than in the past five years. Once the panic subsides, therefore, we believe that emerging markets will be able to outperform their developed counterparts once more.

OUTLOOK

INVESTMENT MANAGER PROFILE	Dariusz Sliwinski is a director of Martin Currie and speaks Polish, Russian, English and Italian. Dariusz initially received a master's degree in electronic engineering before working in a number of different industries in post-communist Poland. After gaining an MBA from SDA Bocconi in Milan, Dariusz became an investment manager in 1994. He initially worked with Powszechny Bank Gospodarczy Investment Fund, moving to Consortium Raiffeisen Atkins in 1995 to become a senior investment manager.

Dariusz joined Martin Currie's emerging markets team in 1997. He was initially responsible for managing emerging European mandates, and assumed responsibility for our EMEA portfolios in 2001. In December 2002, he was appointed manager of two flagship funds, MCBT Global Emerging Markets and an emerging markets open-end fund offered to non-US investors.

MCBT GLOBAL EMERGING MARKETS FUND

PROFILE AT OCTOBER 31, 2008

ASSET ALLOCATION
(% of net assets)

TOP TEN HOLDINGS
BY REGION/COUNTRY

		% of net assets
Pacific Basin
China Mobile, Ltd.	(Hong Kong)	4.8%
Taiwan Semiconductor Man. Co., Limited	(Taiwan)	4.2
Samsung Electronics Co., Ltd.	(South Korea)	3.6
Chungwa Telecom	(Taiwan)	2.7
KT&G Corp.	(South Korea)	2.5
Europe
Gazprom OAO, ADR	(Russia)	2.7
Telekomunikacja Polska SA	(Poland)	2.6
Latin America
Petroleo Brasileiro SA, ADR	(Brazil)	3.1
Other Areas
Bharti Airtel, Ltd.	(India)	2.8
Middle East
Teva Pharmaceutical Industries Ltd., ADR	(Israel)	2.2

MCBT PAN EUROPEAN SELECT FUND

PROFILE AT OCTOBER 31, 2008

OBJECTIVE	Capital appreciation through investment primarily in equity and equity-related securities of midsized companies located in developed European countries, including the UK.

LAUNCH DATE	June 6, 2002

FUND SIZE	$47.8m

PERFORMANCE	Total return from May 1, 2008 through October 31, 2008

•MCBT Pan European Select Fund	–57.0%
•Morgan Stanley Capital International (MSCI) European Index	–42.6%

Annualized total return from November 1, 2003 through October 31, 2008

•MCBT Pan European Select Fund	+3.0%
•Morgan Stanley Capital International (MSCI) European Index	+4.9%

Annualized total return from June 6, 2002 through October 31, 2008

•MCBT Pan European Select Fund	+6.9%
•Morgan Stanley Capital International (MSCI) European Index	+4.6%

PORTFOLIO COMMENTS	This was an almost unprecedented period for equity markets. As the global financial crisis escalated, global stock markets fell heavily. Europe was no exception. As the period progressed, falling commodity prices, a strengthening dollar and weakening expectations for global economic growth prompted investors to take profits aggressively in mining and steel shares. In general, European materials stocks saw a rapid reversal of their strong performance earlier in the year.

The rapid shift in outlook for resources and materials stocks, along with the increase in correlation that accompanies market declines, had a severe impact on our performance. Over the six months, the Fund fell by 57.0%, against a fall in the benchmark of 42.6%. Throughout this turbulent period we have concentrated on continuing to use our process and ensuring that the portfolio remains balanced.

Among the negatives were Prosafe and FLSmidth. Prosafe operates floating production storage and offloading vessels, and was adversely affected by the steep decline in oil prices. FLSmidth (mining equipment and cement plants) experienced a sell-off due to concerns that the mining and construction cycle was ending. While both of these businesses enjoy substantial contractual or order-book visibility, we felt that too many stocks in the portfolio had become correlated to materials prices, and so we sold both positions.

Another detractor from performance was Hochtief, a German infrastructure and construction company that owns more than 50% of Leighton Holdings, a listed Australian construction company. At the time of our purchase, Hochtief's stake was roughly equal to its own market capitalization, making available the rest of Hochtief's businesses and airport concession for nothing. However, the stock sold off substantially, leading to a drop in value greater than that of its Leighton stake, on fears of weakness in construction demand, exacerbated further by selling pressure from its cash-strapped Russian shareholder Deripaska.

MCBT PAN EUROPEAN SELECT FUND

PROFILE AT OCTOBER 31, 2008

Positives included Gemalto, the French smart-card manufacturer, which reported excellent first-half results and raised guidance. Qinetiq, the UK-based defence technology group, also held up well after issuing a strong interim trading statement and reaffirming its positive full-year outlook. Spanish IT group Indra benefited from strong results, as did Terna, the Italian electricity-grid company, which was our top performer.

Over the past six months, markets have seen extraordinary declines. To a considerable extent, the ongoing deleveraging in the financial system lies behind these falls. Potential easing in inflation could make room for some monetary stimulus, although key structural issues within the banking sector are still unresolved.

We believe that maintaining a well-balanced portfolio through the cycle remains the key to long-term investment performance. We have reduced the portfolio's sensitivity to commodity prices, and we believe that the current list of holdings provides exposure to a diversified stream of cashflows. Although markets are exceptionally volatile, we are confident in our ability to outperform through identifying quality, value, growth and change.

OUTLOOK

INVESTMENT MANAGER PROFILE	Stewart Higgins joined Martin Currie in 1987. He was a UK portfolio manager for three years before moving to the European desk in 1990. He has been managing pan-European portfolios since 1997. Stewart co-manages our European mid-cap funds with Dr. Eric Woehrling. Stewart has 20 years of experience and has attained the professional qualification of ASIP.

Dr. Eric Woehrling joined Martin Currie in 2000 to design the European mid-cap products, which he has managed with Stewart Higgins since their launch in June 2002. Eric is lead manager of the Martin Currie GF Pan-European Opportunities Fund, which has been a top performer in its class for over 3 years and is the winner of a Lipper Fund Award in 2008 and an S&P award in 2007. Before his move to Martin Currie, Eric worked for Stewart Ivory since 1997. He worked on the UK and emerging markets desks, before moving to the European desk, where he specialized in European smaller companies.

MCBT PAN EUROPEAN SELECT FUND

PROFILE AT OCTOBER 31, 2008

ASSET ALLOCATION (% of net assets)

TOP TEN HOLDINGS BY REGION/COUNTRY

		% of net assets
Europe
Autonomy Corp. PLC	(United Kingdom)	5.2%
Swisscom AG	(Switzerland)	5.1
Gemalto NV	(Netherlands)	5.0
Casino Guichard-Perrachon SA	(France)	5.0
Terna-Rete Electtrica Nazionale SpA	(Italy)	4.9
Grifols SA	(Spain)	4.6
Indra Sistemas SA	(Spain)	4.2
SCOR SE	(France)	3.9
Swatch Group AG	(Switzerland)	3.6
Oriflame Cosmetics SA	(Luxembourg)	3.6

MCBT OPPORTUNISTIC EAFE FUND

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2008 (Unaudited)

	Shares	US$ Value
COMMON STOCKS† – 97.7%
EUROPE – 71.9%
CZECH REPUBLIC – 2.0%
CEZ	29,884	$1,297,363
TOTAL CZECH REPUBLIC – (Cost $1,711,240)		1,297,363
FRANCE – 8.5%
Axa SA	63,560	1,203,004
Casino Guichard - Perrachon SA (a)	18,764	1,303,403
Gdf Suez (a)	37,744	1,667,134
Societe Generale	27,020	1,452,436
TOTAL FRANCE – (Cost $8,723,991)		5,625,977
GERMANY – 8.8%
Bayer AG	31,685	1,742,978
E.ON AG	49,518	1,871,935
Siemens AG	28,344	1,678,406
Tognum AG	49,089	539,322
TOTAL GERMANY – (Cost $9,579,434)		5,832,641
GREECE – 1.1%
National Bank of Greece SA	32,487	708,048
TOTAL GREECE – (Cost $1,554,741)		708,048
ITALY – 5.4%
Enel S.p.A.	258,036	1,716,752
Eni S.p.A	78,608	1,856,516
TOTAL ITALY – (Cost $6,000,659)		3,573,268
NETHERLANDS – 2.4%
Unilever NV (a)	66,940	1,607,398
TOTAL NETHERLANDS – (Cost $1,841,367)		1,607,398
NORWAY – 1.2%
DnB NOR ASA	139,900	799,690
TOTAL NORWAY – (Cost $1,655,352)		799,690
SPAIN – 6.6%
Banco Santander SA (a)	163,071	1,739,638
Tecnicas Reunidas SA	19,904	563,945
Telefonica SA	112,829	2,073,684
TOTAL SPAIN – (Cost $6,860,329)		4,377,267
SWITZERLAND – 12.2%
Givaudan SA (a)	2,557	1,739,651
Nestle SA	71,487	2,773,920
Roche Holding AG	16,281	2,482,091
Swisscom AG	3,659	1,113,759
TOTAL SWITZERLAND – (Cost $9,221,378)		8,109,421

See Notes to Financial Statements.

MCBT OPPORTUNISTIC EAFE FUND

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2008 (Unaudited)

	Shares	US$ Value
COMMON STOCKS† – Continued
EUROPE – Continued
UNITED KINGDOM – 23.7%
Autonomy Corp. PLC*	111,962	$1,763,120
Babcock International Group PLC	170,514	1,061,306
BAE Systems PLC	281,096	1,577,681
BHP Billiton PLC	102,551	1,737,876
BP PLC	350,387	2,860,358
Compass Group PLC	269,632	1,248,640
Lloyds TSB Group PLC	307,190	977,876
Man Group PLC	45,423	260,241
Reed Elsevier PLC	162,974	1,429,438
Smith & Nephew PLC	148,111	1,356,282
William Morrison Supermarkets PLC	337,030	1,430,578
TOTAL UNITED KINGDOM – (Cost $23,176,612)		15,703,396
TOTAL EUROPE – (Cost $70,325,103)		47,634,469
JAPAN – 18.0%
Canon, Inc.	43,600	1,462,379
East Japan Railway Co.	245	1,723,531
Itochu Corp.	248,000	1,273,860
Mitsui Fudosan Co., Ltd.	89,000	1,507,877
Nintendo Co., Ltd.	4,200	1,304,639
Sekisui House, Ltd. (a)	156,000	1,528,170
Takeda Pharmaceutical Co., Ltd.	41,400	2,029,865
Toyota Motor Corp.	29,200	1,105,634
TOTAL JAPAN – (Cost $14,776,939)		11,935,955
LATIN AMERICA – 1.1%
BRAZIL – 1.1%
Unibanco - Uniao de Bancos Brasileiros SA, GDR	11,800	744,344
TOTAL BRAZIL – (Cost $1,246,331)		744,344
TOTAL LATIN AMERICA – (Cost $1,246,331)		744,344
PACIFIC BASIN – 6.7%
AUSTRALIA – 2.5%
CSL Ltd/Australia	67,247	1,626,679
TOTAL AUSTRALIA – (Cost $2,190,401)		1,626,679

See Notes to Financial Statements.

MCBT OPPORTUNISTIC EAFE FUND

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2008 (Unaudited)

	Shares	US$ Value
COMMON STOCKS† – Continued
PACIFIC BASIN – Continued
HONG KONG – 2.5%
BOC Hong Kong (Holdings) Ltd. (a)	247,000	$273,451
Sun Hung Kai Properties Ltd.	166,000	1,402,959
TOTAL HONG KONG – (Cost $2,894,870)		1,676,410
SINGAPORE – 1.7%
United Overseas Bank Ltd.	131,000	1,150,115
TOTAL SINGAPORE – (Cost $1,791,030)		1,150,115
TOTAL PACIFIC BASIN – (Cost $6,876,301)		4,453,204
TOTAL COMMON STOCKS – (Cost $93,224,674)		64,767,972
COLLATERAL FOR SECURITIES ON LOAN – 9.7%
State Street Navigator Securities Lending Prime Portfolio	6,410,794	6,410,794
TOTAL COLLATERAL FOR SECURITIES ON LOAN – (Cost $6,410,794)		6,410,794
TOTAL INVESTMENTS – (Cost $99,635,468) – 107.4%		71,178,766
OTHER ASSETS LESS LIABILITIES – (7.4)%		(4,914,149)
NET ASSETS – 100.0%		$66,264,617

Notes to Schedule of Investments

†  Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Aerospace & Defense 2.4%, Auto Parts 0.8%, Automobiles 1.7%, Bank Investment Contracts 2.5%, Banks 11.8%, Building & Construction 3.2%, Building Construction 2.6%, Building Maintenance & Services 1.6%, Drugs & Health Care 5.5%, Electric Utilities 2.0%, Electronics 2.2%, Financial Services 0.4%, Food & Beverages 8.5%, Import/Export 1.9%, Insurance 1.8%, Manufacturing 2.6%, Medical Products 8.3%, Mining 2.6%, Oil & Gas 4.3%, Oil Integrated 2.8%, Publishing 2.1%, Real Estate 4.4%, Retail Grocery 4.2%, Software 2.7%, Telecommunications Services 4.8%, Toys & Amusements 2.0%, Transportation 2.6%, and Utilities 5.4%.

*  Non-income producing security.

(a)  A portion of this security was held on loan. As of October 31, 2008, the market value of the securities loaned was $7,723,150.

GDR  Global Depositary Receipts.

See Notes to Financial Statements.

GLOBAL EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2008 (Unaudited)

	Shares	US$ Value
COMMON STOCKS† – 87.2%
AFRICA – 6.9%
SOUTH AFRICA – 6.9%
Aspen Pharmacare*	700,776	$2,437,482
FirstRand Ltd.	1,379,013	1,973,646
Gold Fields	493,639	3,484,511
MTN Group Ltd.	213,272	2,378,174
Murray & Roberts Holdings Ltd.	470,392	3,175,086
Standard Bank Group	274,414	2,161,624
TOTAL SOUTH AFRICA – (Cost $22,220,476)		15,610,523
TOTAL AFRICA – (Cost $22,220,476)		15,610,523
EUROPE – 14.2%
CZECH REPUBLIC – 1.7%
CEZ	90,665	3,928,220
TOTAL CZECH REPUBLIC – (Cost $4,653,393)		3,928,220
HUNGARY – 1.1%
OTP Bank Nyrt.*, (a)	141,514	2,341,638
TOTAL HUNGARY – (Cost $1,505,767)		2,341,638
POLAND – 3.6%
Bank Zachodni WBK SA	49,780	2,177,099
Telekomunikacja Polska SA	793,388	5,964,676
TOTAL POLAND – (Cost $8,929,495)		8,141,775
RUSSIA – 5.8%
Gazprom OAO, ADR	24,175	480,358
Gazprom OAO, ADR	304,991	6,060,171
LUKOIL, ADR	53,666	2,050,041
Mobile Telesystems, ADR	117,500	4,600,125
TOTAL RUSSIA – (Cost $20,952,738)		13,190,695
TURKEY – 2.0%
Tupras(T Petr Raf)	235,636	2,976,841
Turkiye Is Bankasi	587,644	1,629,436
TOTAL TURKEY – (Cost $7,671,140)		4,606,277
TOTAL EUROPE – (Cost $43,712,533)		32,208,605
LATIN AMERICA – 14.4%
BRAZIL – 4.9%
PDG Realty SA Empreendimentos e Participacoes	769,000	4,003,840

See Notes to Financial Statements.

GLOBAL EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2008 (Unaudited)

	Shares	US$ Value
COMMON STOCKS† – Continued
LATIN AMERICA – Continued
BRAZIL – Continued
Petroleo Brasileiro SA, ADR	319,036	$7,041,125
TOTAL BRAZIL – (Cost $20,048,358)		11,044,965
COLOMBIA – 1.9%
Almacenes Exito SA, GDR, (acquired 07/23/07), #, 144A	1,259,662	4,330,913
TOTAL COLOMBIA – (Cost $9,877,640)		4,330,913
MEXICO – 5.1%
America Movil SAB de C.V. (a)	2,424,600	3,721,457
Corporacion GEO SAB de CV, Series B*	3,465,100	4,707,204
Fomento Economico Mexicano SAB de CV, Series B	628,818	1,588,233
Grupo Televisa SA	491,333	1,703,008
TOTAL MEXICO – (Cost $16,117,388)		11,719,902
PERU – 2.5%
Compania de Minas Buenaventura SA, ADR	161,500	2,041,360
Credicorp Ltd. (a)	91,306	3,585,587
TOTAL PERU – (Cost $12,063,923)		5,626,947
TOTAL LATIN AMERICA – (Cost $58,107,309)		32,722,727
MIDDLE EAST – 2.6%
ISRAEL – 2.6%
Bezeq Israeli Telecommunication Corp. Ltd.	627,028	928,305
Teva Pharmaceutical Industries Ltd., ADR	117,900	5,055,552
TOTAL ISRAEL – (Cost $6,450,807)		5,983,857
TOTAL MIDDLE EAST – (Cost $6,450,807)		5,983,857
OTHER AREAS – 6.5%
INDIA – 6.5%
Bharti Airtel Ltd.*	477,372	6,437,041
Hindustan Unilever Ltd.	631,322	2,859,780
Reliance Industries Ltd.	74,245	2,049,432
Sun Pharmaceutical Industries Ltd.	155,548	3,516,737
TOTAL INDIA – (Cost $21,987,161)		14,862,990
TOTAL OTHER AREAS – (Cost $21,987,161)		14,862,990
PACIFIC BASIN – 42.6%
CHINA – 3.4%
China Citic Bk (a)	12,713,000	3,772,866
Xinyuan Real Estate Co., Ltd., ADR*	194,300	491,579

See Notes to Financial Statements.

GLOBAL EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2008 (Unaudited)

	Shares	US$ Value
COMMON STOCKS† – Continued
PACIFIC BASIN – Continued
CHINA – Continued
Netease.com Inc., ADR*	148,900	$3,350,250
TOTAL CHINA – (Cost $13,593,883)		7,614,695
HONG KONG – 11.4%
China Construction Bank Corp., H Shares (a)	8,489,000	4,052,787
China Life Insurance Co., Ltd., H Shares (a)	1,461,000	3,836,278
China Merchants Bank Co., Ltd., H Shares (a)	1,556,000	2,308,888
China Mobile Ltd. (a)	1,248,500	10,922,291
CNOOC Ltd.	5,957,000	4,842,433
TOTAL HONG KONG – (Cost $31,475,869)		25,962,677
MALAYSIA – 4.9%
Bumiputra-Commerce Holdings Berhad	1,713,243	2,943,053
Resorts World Berhad	5,312,600	3,710,293
Telekom Malaysia Berhad	2,532,000	2,381,549
TM International Bhd*	1,660,110	2,103,772
TOTAL MALAYSIA – (Cost $14,189,118)		11,138,667
SINGAPORE – 2.9%
DBS Group Holdings Ltd.	465,000	3,455,361
Singapore Telecommunications Ltd.	1,939,000	3,177,188
TOTAL SINGAPORE – (Cost $6,047,945)		6,632,549
SOUTH KOREA – 11.7%
CJ CheilJedang Corp.*	10,434	1,196,198
Hyundai Marine & Fire Insurance Co., Ltd.	180,616	1,497,030
Kt Corp.	166,470	4,255,401
KT&G Corp.	89,286	5,685,200
NHN Corp.*	32,226	3,367,510
POSCO	7,783	2,182,460
Samsung Electronics Co., Ltd.	19,926	8,257,803
TOTAL SOUTH KOREA – (Cost $39,716,160)		26,441,602
TAIWAN – 8.3%
Chungwha Telecom	3,748,490	6,182,607
Hon Hai Precision Industry Co., Ltd.	1,247,330	3,025,435
Taiwan Semiconductor Manufacturing Co., Ltd.	6,566,938	9,556,978
TOTAL TAIWAN – (Cost $22,613,016)		18,765,020
TOTAL PACIFIC BASIN – (Cost $127,635,991)		96,555,210
TOTAL COMMON STOCKS – (Cost $280,114,277)		197,943,912

See Notes to Financial Statements.

GLOBAL EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2008 (Unaudited)

	Shares	US$ Value
PREFERRED STOCKS – 8.0%
LATIN AMERICA – 8.0%
BRAZIL – 8.0%
AES Tiete SA (shown in units of 1,000)	789,512	$4,886,848
Banco Bradesco	215,656	2,497,488
Companhia Energetica de Minas Gerais	77,718	1,183,796
Companhia Vale do Rio Doce	280,030	3,283,066
Telecomunicacoes de Sao Paulo SA	85,200	1,887,653
Uniao de Bancos Brasileiros SA	705,500	4,474,299
TOTAL BRAZIL – (Cost $21,562,557)		18,213,150
TOTAL LATIN AMERICA – (Cost $21,562,557)		18,213,150
TOTAL PREFERRED STOCKS – (Cost $21,562,557)		18,213,150
COLLATERAL FOR SECURITIES ON LOAN – 4.3%
State Street Navigator Securities Lending Prime Portfolio	9,687,869	9,687,869
TOTAL COLLATERAL FOR SECURITIES ON LOAN – (Cost $9,687,869)		9,687,869
	Principal Amount
SHORT-TERM INVESTMENTS – 8.0%
Repurchase Agreement with State Street Bank and Trust, 0.05%, 11/03/2008 (b)	$18,257,000	18,257,000
TOTAL SHORT-TERM INVESTMENTS – (Cost $18,257,000)		18,257,000
TOTAL INVESTMENTS – (Cost $329,621,703) – 107.5%		244,101,931
OTHER ASSETS LESS LIABILITIES – (7.5)%		(17,109,000)
NET ASSETS – 100.0%		$226,992,931

Notes to Schedule of Investments

†  Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Bank Investment Contracts 1.3%, Banks 15.8%, Brewery 0.7%, Building & Construction 1.6%, Computers 1.4%, Drugs & Health Care 4.8%, Electric Utilities 4.4%, Electronics 3.6%, Financial Services 0.9%, Food & Beverages 0.5%, Gas & Pipeline Utilities 2.9%, Homebuilders 2.1%, Household Products 1.3%, Insurance 2.4%, Internet Services 1.5%, Metals 1.4%, Mining 2.4%, Multimedia 0.7%, Oil & Gas 2.1%, Oil-Refining & Marketing 0.9%, Oil Integrated 4.0%, Real Estate 1.8%, Retail 1.9%, Semiconductor Manufacturing Equipment 4.2%, Software 1.5%, Steel 1.0%, Telecommunications 6.8%, Telecommunications Equipment 0.9%, Telecommunications Services 16.3%, Tobacco 2.5%, Travel Services 1.6%.

*  Non-income producing security.

#  Illiquid security. Some restrictions may apply to the resale of this security due to limited trading volume.

(a)  A portion of this security was held on loan. As of October 31, 2008, the market value of the securities loaned was $12,039,566.

See Notes to Financial Statements.

GLOBAL EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2008 (Unaudited)

(b)  Repurchase agreement, dated 10/31/2008, due 11/03/2008 with repurchase proceeds of $18,257,076 is collateralized by Federal National Mortgage Association 5.13% due 12/18/2017 with a market value of $18,626,546.

ADR  American Depositary Receipts.

GDR  Global Depositary Receipts.

144A  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

PAN EUROPEAN SELECT FUND

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2008 (Unaudited)

	Shares	US$ Value
COMMON STOCKS† – 96.7%
AUSTRIA – 2.8%
Vienna Insurance Group (a)	50,020	$1,338,812
TOTAL AUSTRIA – (Cost $3,547,781)		1,338,812
DENMARK – 3.6%
Danisco A/S	39,490	1,710,124
TOTAL DENMARK – (Cost $1,794,789)		1,710,124
FRANCE – 10.7%
Casino Guichard - Perrachon SA (a)	34,202	2,375,772
SCOR SE	115,895	1,883,352
Teleperformance	39,900	855,373
TOTAL FRANCE – (Cost $6,622,032)		5,114,497
GERMANY – 8.3%
Fresenius Medical Care AG & Co.	31,146	1,399,720
Hochtief AG (a)	55,119	1,702,203
K+S AG	22,767	890,262
TOTAL GERMANY – (Cost $8,949,357)		3,992,185
GREECE – 3.1%
OPAP SA	68,896	1,498,062
TOTAL GREECE – (Cost $1,599,917)		1,498,062
ITALY – 7.3%
Prysmian SpA	98,088	1,181,420
Terna - Rete Elettrica Nazionale SpA	724,897	2,332,891
TOTAL ITALY – (Cost $4,545,105)		3,514,311
LUXEMBOURG – 3.6%
Oriflame Cosmetics SA	56,000	1,724,742
TOTAL LUXEMBOURG – (Cost $4,115,799)		1,724,742
NETHERLANDS – 8.3%
Gemalto NV*	86,548	2,405,855
Imtech NV	103,744	1,573,499
TOTAL NETHERLANDS – (Cost $4,894,990)		3,979,354
NORWAY – 3.2%
Ship Finance International (a)	110,578	1,509,390
TOTAL NORWAY – (Cost $2,505,404)		1,509,390

See Notes to Financial Statements.

PAN EUROPEAN SELECT FUND

SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2008 (Unaudited)

	Shares	US$ Value
COMMON STOCKS† – Continued
SPAIN – 11.9%
Cintra Concesiones de Infraestructuras de Transporte SA (a)	163,766	$1,446,484
Grifols SA	112,202	2,216,609
Indra Sistemas SA (a)	103,907	2,010,357
TOTAL SPAIN – (Cost $7,765,573)		5,673,450
SWEDEN – 3.6%
Elekta AB, Series B (a)	136,200	1,702,500
TOTAL SWEDEN – (Cost $2,405,574)		1,702,500
SWITZERLAND – 15.7%
Clariant AG*	264,638	1,633,878
Sonova Holding AG (a)	41,021	1,697,860
Swatch Group AG	11,148	1,730,309
Swisscom AG	8,037	2,446,375
TOTAL SWITZERLAND – (Cost $10,889,752)		7,508,422
UNITED KINGDOM – 14.6%
3i Group PLC	188,227	1,635,785
Autonomy Corp. PLC*	158,031	2,488,591
QinetiQ PLC	501,665	1,372,502
Tullett Prebon PLC	392,662	1,489,776
TOTAL UNITED KINGDOM – (Cost $11,092,910)		6,986,654
TOTAL COMMON STOCKS – (Cost $70,728,983)		46,252,503
COLLATERAL FOR SECURITIES ON LOAN – 15.5%
State Street Navigator Securities Lending Prime Portfolio	7,415,316	7,415,316
TOTAL COLLATERAL FOR SECURITIES ON LOAN – (Cost $7,415,316)		7,415,316
TOTAL INVESTMENTS – (Cost $78,144,299) – 112.2%		53,667,819
OTHER ASSETS LESS LIABILITIES – (12.2%)		(5,821,497)
NET ASSETS – 100.0%		$47,846,322

Notes to Schedule of Investments

†  Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Aerospace & Defense 2.9%, Building & Construction 3.5%, Building Construction 3.4%, Chemicals 1.9%, Commercial Services 1.8%, Computer Services 9.2%, Cosmetics & Toiletries 3.6%, Electric Utilities 4.9%, Electrical Equipment 2.4%, Engineering 3.3%, Finance 3.1%, Financial Services 3.4%, Food & Beverages 3.6%, Hotels & Restaurants 3.1%, Insurance 6.7%, Medical Products 10.1%, Medical Services 4.7%, Public Thoroughfares 3.0%, Retail 3.6%, Retail Grocery 5.0%, Software 5.2%, Telecommunications Services 5.1%, and Transport Services 3.2%.

*  Non-income producing security.

(a)  A portion of this security was held on loan. As of October 31, 2008, the market value of the securities loaned was $8,989,484.

See Notes to Financial Statements.

MARTIN CURRIE BUSINESS TRUST

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2008 (Unaudited)

	MCBT Opportunistic EAFE Fund	MCBT Global Emerging Markets Fund	MCBT Pan European Select Fund
ASSETS
Investments in securities, at value	$64,767,972	$216,157,062	$46,252,503
Repurchase agreement	–	18,257,000	–
Collateral for securities loaned	6,410,794	9,687,869	7,415,316
Cash	2,585,247	472	797,545
Foreign currency, at value	17	469,174	–
Unrealized appreciation on spot contracts	10,540	9,731	21,227
Receivable for investments sold	1,730,476	2,586,098	2,552,628
Dividends and interest receivable	157,197	467,547	30,022
Receivable due from investment manager	401	–	–
Foreign tax reclaims receivable	88,897	23,231	79,202
TOTAL ASSETS	75,751,541	247,658,184	57,148,443
LIABILITIES
Payable upon return of collateral for securities loaned	6,410,794	9,687,869	7,415,316
Foreign currency overdraft, at value	–	–	418,694
Payable for investments purchased	2,818,636	9,841,237	1,220,275
Management fee payable	141,492	622,613	135,422
Administration fee payable	18,907	100,248	21,749
Trustees fee payable	2,408	3,128	—
Accrued expenses and other liabilities	94,687	410,158	90,665
TOTAL LIABILITIES	9,486,924	20,665,253	9,302,121
TOTAL NET ASSETS	$66,264,617	$226,992,931	$47,846,322
COMPOSITION OF NET ASSETS
Paid-in capital	$119,329,656	$283,216,076	$96,703,445
Undistributed net investment income	1,590,909	3,040,230	2,617,239
Accumulated net realized gain (loss) on investments and foreign currency transactions	(26,223,228)	26,299,671	(27,005,668)
Net unrealized depreciation on investments and foreign currency	(28,432,720)	(85,553,046)	(24,468,694)
TOTAL NET ASSETS	$66,264,617	$226,992,931	$47,846,322
SHARES OF BENEFICIAL INTEREST OUTSTANDING*	8,319,584	50,519,445	10,059,988
NET ASSET VALUE PER SHARE	$7.96	$4.49	$4.76
Identified cost of investments:	$93,224,674	$319,933,834	$70,728,983
Cost of foreign currency	$18	$469,250	$(416,025)

*  Unlimited number of shares authorized

See Notes to Financial Statements.

MARTIN CURRIE BUSINESS TRUST

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 2008 (Unaudited)

	MCBT Opportunistic EAFE Fund	MCBT Global Emerging Markets Fund	MCBT Pan European Select Fund
INVESTMENT INCOME
Interest income	$7,690	$46,468	$5,226
Dividend income	1,671,825	5,414,380	2,958,590
Foreign taxes withheld	(164,131)	(683,547)	(165,819)
Income from securities lending	54,659	57,398	94,552
TOTAL INVESTMENT INCOME	1,570,043	4,834,699	2,892,549
EXPENSES
Management fees	312,653	1,525,506	413,203
Custodian fees	80,616	341,893	79,010
Administration fees	25,523	115,184	25,279
Audit fees	25,821	25,821	25,821
Legal fees	15,756	72,595	15,747
Transfer agent fees	3,311	3,472	3,269
Trustees fees	3,975	17,029	3,513
Stock dividend tax	–	12,508	–
Miscellaneous expenses	21,385	74,745	10,613
TOTAL EXPENSES	489,040	2,188,753	576,455
Expense recaptured by Investment Manager	(273)	–	(84,385)
NET EXPENSES	488,767	2,188,753	492,070
NET INVESTMENT INCOME	1,081,276	2,645,946	2,400,479
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss on investments	(12,851,826)	(47,778,729)	(28,606,267)
Net realized gain (loss) on foreign currency transactions	20,714	(422,140)	8,201
Net change in unrealized appreciation (depreciation) on:
Investments	(34,229,742)	(194,207,536)	(37,823,142)
Foreign currency	3,676	(53,063)	1,956
NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(47,057,178)	(242,461,468)	(66,419,252)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(45,975,902)	$(239,815,522)	$(64,018,773)

See Notes to Financial Statements.

MARTIN CURRIE BUSINESS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	MCBT Opportunistic EAFE Fund		MCBT Global Emerging Markets Fund
	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
NET ASSETS, beginning of period	$101,516,485	$29,118,526	$470,285,917	$522,330,052
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	1,081,276	761,742	2,645,946	3,452,412
Net realized gain (loss) on investments and foreign currency transactions	(12,831,112)	(1,095,504)	(48,200,869)	157,658,602
Net Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	(34,226,066)	325,478	(194,260,599)	(70,305,043)
Net increase (decrease) in net assets from operations	(45,975,902)	(8,284)	(239,815,522)	90,805,971
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(47,769)	–	(2,237,447)
Net realized gains	–	(1,876,106)	–	(143,139,128)
Total distributions	–	(1,923,875)	–	(145,376,575)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	18,388,602	73,691,685	15,002,171	43,995,083
Reinvestment of distributions to shareholders	–	1,923,875	–	145,063,926
Cost of shares repurchased	(7,664,568)	(1,285,442)	(18,479,635)	(186,532,540)
Total increase (decrease) in net assets from capital share transactions	10,724,034	74,330,118	(3,477,464)	2,526,469
NET INCREASE (DECREASE) IN NET ASSETS	(35,251,868)	72,397,959	(243,292,986)	(52,044,135)
NET ASSETS, end of period	$66,264,617	$101,516,485	$226,992,931	$470,285,917
Undistributed net investment income	$1,590,909	$509,633	$3,030,230	$394,284
OTHER INFORMATION:
Capital share transactions:
Shares sold	1,605,168	5,285,426	2,680,894	4,173,341
Shares issued in reinvestment of distributions to shareholders	–	130,167	–	14,083,877
Shares repurchased	(647,089)	(95,472)	(2,292,374)	(15,843,947)
Net share transactions	958,079	5,320,121	388,520	2,413,271

See Notes to Financial Statements.

MARTIN CURRIE BUSINESS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	MCBT Pan European Select Fund
	Six Months Ended October 31, 2008 (Unaudited)	Year Ended April 30, 2008
NET ASSETS, beginning of period	$98,784,943	$167,992,389
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	2,400,479	1,775,495
Net realized gain (loss) on investments and foreign currency transactions	(28,598,066)	35,102,084
Net Change in net unrealized depreciation on investments and foreign currency transactions	(37,821,186)	(48,440,712)
Net decrease in net assets from operations	(64,018,773)	(11,563,133)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(1,682,325)
Net realized gains	–	(43,508,354)
Total distributions	–	(45,190,679)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	24,197,910	16,903,822
Reinvestment of distributions to shareholders	–	45,121,963
Cost of shares repurchased	(11,117,758)	(74,479,419)
Total increase (decrease) in net assets from capital share transactions	13,080,152	(12,453,634)
NET INCREASE IN NET ASSETS	(50,938,621)	(69,207,446)
NET ASSETS, end of period	$47,846,322	$98,784,943
Undistributed net investment income	$2,617,239	$216,760
OTHER INFORMATION:
Capital share transactions:
Shares sold	2,489,931	1,255,824
Shares issued in reinvestment of distributions to shareholders	–	3,741,456
Shares repurchased	(1,355,585)	(4,135,469)
Net share transactions	1,134,346	861,811

See Notes to Financial Statements.

MCBT OPPORTUNISTIC EAFE FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING FOR THE PERIOD

	Six Months Ended October 31, 2008 (Unaudited) (2)		Year Ended April 30, 2008 (2)	Year Ended April 30, 2007 (2)	Year Ended April 30, 2006 (2)	Year Ended April 30, 2005 (2)	Year Ended April 30, 2004 (2)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$13.790		$14.260	$12.310	$11.020	$10.450	$7.630
Net investment income	0.143		0.166	0.088	0.071	0.119	0.083
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(5.973)		(0.242)	1.905	4.600	0.779	2.985
Total from investment operations	(5.830)		(0.076)	1.993	4.671	0.898	3.068
Less distributions:
Net investment income	–		(0.010)	(0.043)	(1.991)	(0.184)	(0.248)
Net realized gains	–		(0.384)	–	(1.390)	(0.144)	–
Total distributions	–		(0.394)	(0.043)	(3.381)	(0.328)	(0.248)
Net asset value, end of period	$7.960		$13.790	$14.260	$12.310	$11.020	$10.450
TOTAL INVESTMENT RETURN (1)	(42.20	)%(3)	(0.72)%	16.22%	48.23%	8.41%	40.26%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period	$66,264,617		$101,516,485	$29,118,526	$25,347,676	$29,858,561	$34,797,368
Operating gross expenses to average net assets before reimbursement or recapture	1.09	%(4)	1.13%	1.70%	1.79%	1.38%	1.28%
Operating net expenses to average net assets after reimbursement or recapture	1.09	%(4)	1.17%	1.61%	1.79%	1.38%	1.28%
Net investment income to average net assets	2.42	%(4)	1.16%	0.70%	0.61%	1.09%	0.91%
Portfolio Turnover Rate	45%		77%	106%	81%	103%	82%

(1)  Total return at net asset value assuming all distributions reinvested.

(2)  The per share amounts were computed using an average number of shares outstanding during the year.

(3)  Periods less than one year are not annualized.

(4)  Annualized.

See Notes to Financial Statements.

MCBT GLOBAL EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING FOR THE PERIOD

	Six Months Ended October 31, 2008 (Unaudited) (2)		Year Ended April 30, 2008 (2)	Year Ended April 30, 2007 (2)	Year Ended April 30, 2006 (2)	Year Ended April 30, 2005 (2)	Year Ended April 30, 2004 (2)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$9.380		$10.950	$11.050	$7.830	$8.240	$5.340
Net investment income	0.054		0.079	0.090	0.149	0.104	0.058
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(4.944)		2.322	1.771 (5)	5.347	1.487	2.842
Total from investment operations	(4.890)		2.401	1.861	5.496	1.591	2.900
Less distributions:
Net investment income	–		(0.061)	(0.087)	(0.167)	(0.118)	–
Net realized gains	–		(3.910)	(1.874)	(2.109)	(1.883)	–
Total distributions	–		(3.971)	(1.961)	(2.276)	(2.001)	–
Net asset value, end of period	$4.490		$9.380	$10.950	$11.050	$7.830	$8.240
TOTAL INVESTMENT RETURN (1)	(52.13	)%(3)	18.69%	18.30%	77.13%	18.41%	54.31%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period	$226,992,931		$470,285,917	$522,330,052	$491,169,979	$312,918,246	$461,142,097
Operating gross expenses to average net assets	1.15	%(4)	1.10%	1.11%	1.13%	1.16%	1.10%
Operating net expenses to average net assets	1.15	%(4)	1.10%	1.11%	1.13%	1.16%	1.10%
Net investment income to average net assets	1.39	%(4)	0.69%	0.85%	1.56%	1.25%	0.78%
Portfolio Turnover Rate	59%		63%	67%	102%	93%	107%

(1)  Total return at net asset value assuming all distributions reinvested.

(2)  The per share amounts were computed using an average number of shares outstanding during the year.

(3)  Periods less than one year are not annualized.

(4)  Annualized.

(5)  Includes a non-recurring gain from the Advisor recorded as a result of an incorrectly executed trade. The non-recurring gain resulted in an increase in net realized and unrealized gain (loss) on investments and foreign currency transactions of $0.013 per share. Excluding this non-recurring gain, total return would have been 0.12% lower.

See Notes to Financial Statements.

MCBT PAN EUROPEAN SELECT FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING FOR THE PERIOD

	Six Months Ended October 31, 2008 (Unaudited) (2)		Year Ended April 30, 2008 (2)	Year Ended April 30, 2007 (2)	Year Ended April 30, 2006 (2)	Year Ended April 30, 2005 (2)	Year Ended April 30, 2004 (2)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$11.070		$20.830	$19.570	$15.060	$15.060	$9.680
Net investment income	0.241		0.239	0.384	0.191 (5)	0.072	0.026
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(6.551)		(1.532)	6.018	8.222	2.400	5.427
Total from investment operations	(6.310)		(1.293)	6.402	8.413	2.472	5.453
Less distributions:
Net investment income	–		(0.315)	(0.351)	(0.262)	(0.049)	(0.073)
Net realized gains	–		(8.152)	(4.791)	(3.641)	(2.423)	–
Total distributions	–		(8.467)	(5.142)	(3.903)	(2.472)	(0.073)
Net asset value, end of period	$4.760		$11.070	$20.830	$19.570	$15.060	$15.060
TOTAL INVESTMENT RETURN (1)	(57.00	)%(3)	(9.54)%	36.46%	64.64%	16.07%	56.37%
RATIOS AND
SUPPLEMENTAL DATA
Net assets, end of period	$47,846,322		$98,784,943	$167,992,389	$114,826,430	$93,954,059	$88,311,916
Operating gross expenses to average net assets before reimbursement or recapture	1.31	%(4)	1.29%	1.32%	1.30%	1.37%	1.38%
Operating net expenses to average net assets after reimbursement or recapture	1.12	%(4)	1.29%	1.32%	1.30%	1.37%	1.38%
Net investment income to average net assets	5.45	%(4)	1.47%	1.94%	1.12%	0.47%	0.20%
Portfolio Turnover Rate	91%		91%	55%	104%	119%	109%

(1)  Total return at net asset value assuming all distributions reinvested.

(2)  The per share amounts were computed using an average number of shares outstanding during the year.

(3)  Periods less than one year are not annualized.

(4)  Annualized.

(5)  Net investment income per share and the net investment income to average net assets ratio includes non-recurring dividend income amounting to $0.108 and 0.63%, respectively.

See Notes to Financial Statements.

MARTIN CURRIE BUSINESS TRUST

NOTES TO FINANCIAL STATEMENTS

NOTE A - ORGANIZATION

Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust currently offers three funds which have differing investment objectives and policies: MCBT Opportunistic EAFE Fund (the "Opportunistic EAFE Fund"), MCBT Global Emerging Markets Fund (the "Global Emerging Markets Fund"), and MCBT Pan European Select Fund (the "Pan European Select Fund") (each a "Fund" and collectively, the "Funds"). On April 5, 2000 and June 10, 2003, the Trust's Board of Trustees authorized the creation of the MCBT All Countries World ex U.S. Fund and the MCBT Global Equity Fund, respectively, neither of which has commenced operations. The Opportunistic EAFE Fund, the Global Emerging Markets Fund, and the Pan European Select Fund commenced investment operations on July 1, 1994, February 14, 1997, and June 6, 2002, respectively. The Trust's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments - The Funds' portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into US dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Securities for which current market quotations are unavailable, quotations not deemed by Martin Currie, Inc., the investment manager (the "Investment Manager"), to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust ("Trustees"), or by persons acting pursuant to procedures established by the Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. By its nature, a fair value price is an estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. For purposes of determining whether fair valuation is appropriate, "significant events" may include events relating to a single issue (e.g., corporate actions or announcements) or events relating to multiple issues (e.g., governmental actions or natural disasters) At October 31, 2008, there were no fair valued securities in the Funds.

Repurchase Agreements - In connection with transactions in repurchase agreements, the Funds' custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

MARTIN CURRIE BUSINESS TRUST

NOTES TO FINANCIAL STATEMENTS

Securities Lending - The Funds may lend any of their securities held by State Street Bank and Trust Company ("State Street") as custodian to certain qualified brokers, except those securities which the Funds or the Investment Manager specifically identify as not being available. By lending their investment securities, the Funds attempt to increase their net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the accounts of the Funds. Risks of delay in recovery of the securities or even loss of rights in non-cash collateral may occur should the borrower of the securities fail financially, as well as risks of loss from the investment of cash collateral (which may be increased at times of high market volatility). Risks may also arise to the extent that the value of non-cash collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a Fund receives cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities. At the time of lending, collateral received must generally equal or exceed 102% of the current market value of the loaned securities with respect to fixed income and US dollar denominated equity securities and 105% of the current market value of the loaned securities with respect to other securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio. A portion of the dividends received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and the Fund.

The Funds' securities lending program commenced on April 28, 2008. As of October 31, 2008, the Funds were active in the securities lending program, which was collateralized by short term investments. The value of the securities on loan and the value of the related collateral were as follows:

Fund	Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*
Opportunistic EAFE Fund	$7,723,150	$6,410,794	$1,711,625
Global Emerging Markets Fund	12,039,566	9,687,869	3,474,205
Pan European Select Fund	8,989,484	7,415,316	1,999,381

*  The Fund cannot repledge or resell this collateral. The non-cash collateral consists of non-US government securities.

Investment Transactions - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

Investment Income - Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date and as soon as a Fund is informed of such dividends. Interest income is recorded daily on the accrual basis and includes accretion of discount and amortization of premium on investments. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Foreign Currency Translations - The records of the Funds are maintained in US dollars. Foreign currency amounts are translated into US dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on a daily basis when a Fund's net asset value is determined. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

Each Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into forward foreign currency contracts ("Forwards").

The net US dollar value of foreign currency underlying all contractual commitments held by each Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

MARTIN CURRIE BUSINESS TRUST

NOTES TO FINANCIAL STATEMENTS

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of Forwards, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

Forward Foreign Currency Contracts - A Forward is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily at the prevailing forward exchange rate of the underlying currencies and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the US dollar value of portfolio securities denominated in a foreign currency. At October 31, 2008, none of the Funds had open Forwards.

Although Forwards limit the risk of loss due to a decline in the value of hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to additional risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Equity-Linked Securities - Each Fund may invest in equity-linked securities such as linked participation notes, equity swaps and zero-strike options and securities warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or a single stock. These securities may be used by a Fund to gain exposure to countries that place restrictions on investments by foreigners. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligation under the terms of the arrangement with the counterparty. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments. In addition, equity-linked securities may be considered illiquid and subject to each Fund's restrictions on investments in illiquid securities. At October 31, 2008, the Funds did not hold any equity-linked securities.

Restricted Securities - The Funds may invest in restricted securities. Restricted securities include any security that is designated as a security issued pursuant to Rule 144A or commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended. Many restricted securities are illiquid, but may be deemed to be liquid by the Investment Manager pursuant to the Trust's policy regarding liquidity. The Funds do not have the right to demand that such securities be registered. The value of these securities within the Global Emerging Markets Fund represents 1.91% of the Fund's net assets as of October 31, 2008. The following table lists the restricted securities held by the Global Emerging Markets Fund as of October 31, 2008:

Security	Acquisition Date	Cost	Carrying Value per Unit	Value
Almacenes Exito SA	07/23/07	$9,877,640	$3.44	$4,330,913

Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

MARTIN CURRIE BUSINESS TRUST

NOTES TO FINANCIAL STATEMENTS

Expenses - Expenses directly attributable to each Fund are charged to the respective Fund. Expenses not directly attributable to a particular Fund are either split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Trustees may direct or approve.

Distributions to Shareholders - Each Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be reinvested in shares of the respective Fund at the net asset value unless the shareholder elects to receive cash in the subscription agreement. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for passive foreign investment companies ("PFICs"), foreign currency transactions, losses deferred due to wash sales, post October 31 losses, capital loss carryforwards, and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

The components of distributable earnings (accumulated losses) at April 30, 2008 on a tax basis and the tax character of distributions during fiscal 2008 and 2007 were as follows:

			2008		2007
Fund	Tax Basis Undistributed Net Investment Income	Tax Basis Undistributed Long-Term Gain	Distributions From Ordinary Income	Distributions From Long-Term Gain	Distributions From Ordinary Income	Distributions From Long-Term Gain
Opportunistic EAFE Fund	$717,676	$–	$47,771	$1,876,104	$87,065	$–
Global Emerging Markets Fund	8,716,446	66,226,618	25,921,597	119,454,978	32,009,523	57,891,502
Pan European Select Fund	216,760	2,446,509	5,893,874	39,296,805	16,170,950	16,241,759

Income Taxes - Each Fund of the Trust is treated as a separate entity for US federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their taxable income, including realized capital gains, if any, for the fiscal year. In addition, by distributing substantially all of their net investment income, realized capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax.

Each Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

As of April 30, 2008, the following Funds had realized capital loss carry-forwards, for US federal income tax purposes, available to be used to offset future realized capital gains to the extent provided by regulations:

Fund	Expiring April 30, 2010	Expiring April 30, 2011	Expiring April 30, 2012
Opportunistic EAFE Fund	$7,124,922	$3,069,185	$288,029

MARTIN CURRIE BUSINESS TRUST

NOTES TO FINANCIAL STATEMENTS

As of April 30, 2008, the following Funds utilized capital loss carry-forwards for U.S. federal income tax purposes:

Fund	Capital Loss Carry-Forwards Utilized	Capital Loss Carry-Forwards Expired Unused
Opportunistic EAFE Fund	$1,736,820	$345,813
Global Emerging Markets Fund	2,784,929	–

As of April 30, 2008, the Fund elected for federal income tax purposes to defer the following current year post October 31 losses as though the losses were incurred on the first day of the next fiscal year:

Fund	Post October Capital Loss
Opportunistic EAFE Fund	$2,848,144

NOTE C - AGREEMENTS AND FEES

The Trust has entered into an advisory agreement (the "Advisory Agreement") with the Investment Manager, a wholly-owned subsidiary of Martin Currie (Holdings) Limited, for each Fund. Under each Advisory Agreement, the Investment Manager provides investment management, advisory and certain administrative services to the Fund, for which the Fund pays the Investment Manager a management fee computed daily and paid quarterly based on the Fund's average net assets at the annual rates listed below:

Fund	Management Fee
Opportunistic EAFE Fund	0.70%
Global Emerging Markets Fund	0.80%
Pan European Select Fund	0.75%

Effective February 19, 2007, the Investment Manager contractually agreed to contribute to certain qualifying operating expenses of the MCBT Opportunistic EAFE Fund, to the extent that those qualifying expenses exceed 1.25% of the Fund's average daily net assets (the "Expense Limitation Level"). Under the terms of the agreement, if the qualifying expenses fall below the Expense Limitation Level, contributions made within a rolling 5 year period will be reimbursed by the Fund to the Investment Manager, provided that any such reimbursement will not cause the Fund to exceed the Expense Limitation Level.

State Street serves as administrator, custodian, transfer agent and dividend paying agent of the Trust. State Street performs certain administrative services for the Trust. Each Fund pays State Street, as administrator, a fee at the rate of 0.06% of its average net assets up to $125 million, 0.04% of the next $125 million, and 0.02% of those assets in excess of $250 million per Fund, subject to a $55,000 minimum fee per year per Fund, plus certain out of pocket costs. Fees are calculated on a complex-wide basis.

The Trust has adopted a distribution servicing plan in accordance with Rule 12b-1 under the 1940 Act for each Fund. The plan authorizes the Investment Manager to spend an amount of the management fee it collects for activities or services primarily intended to result in the sale of Fund shares or for providing personal services to Fund shareholders.

Trustees of the Trust who are not interested persons, as defined in the 1940 Act, receive aggregate annual fees of $50,000 ($25,000 per Trustee). The Fund does not compensate its officers or interested trustees.

MARTIN CURRIE BUSINESS TRUST

NOTES TO FINANCIAL STATEMENTS

NOTE D - INVESTMENT TRANSACTIONS

Excluding short-term investments and including in-kind redemptions, if any, each Fund's purchases and sales of investments for the period ended October 31, 2008 were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Opportunistic EAFE Fund	$52,022,109	$38,592,834
Global Emerging Markets Fund	215,626,908	225,414,320
Pan European Select Fund	92,604,009	76,191,292

The identified cost of investments in securities and repurchase agreements owned for federal income tax purposes and their respective gross unrealized appreciation and depreciation at October 31, 2008 were as follows:

	Identified	Gross Unrealized		Net Unrealized
Fund	Cost	Appreciation	Depreciation	Depreciation
Opportunistic EAFE Fund	$93,224,674	$12,242	$28,468,944	$28,456,702
Global Emerging Markets Fund	319,933,834	9,534,752	95,054,524	85,519,772
Pan European Select Fund	70,728,983	73,313	24,549,793	24,476,480

The net unrealized appreciation/depreciation on foreign currency transactions at October 31, 2008 on a federal income tax basis for each Fund was the same as book.

NOTE E - PRINCIPAL SHAREHOLDERS

The table below shows the number of shareholders each owning greater than 5% of the outstanding shares of a Fund as of October 31, 2008 and the total percentage of shares of the Fund held by such shareholders:

	5% or Greater Shareholders
Fund	Number	% of Shares
Opportunistic EAFE Fund	5	87.67
Global Emerging Markets Fund	4	77.30
Pan European Select Fund	6	78.88

NOTE F - CONCENTRATION OF RISK

Each Fund will invest extensively in foreign securities (i.e., those which are not listed on a US securities exchange). Investing in foreign securities involves risks not typically found in investing in US markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. All of the Funds are subject to foreign risk and may experience more rapid and extreme changes in value than Funds investing solely in the United States. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Furthermore, issuers of foreign securities are subject to different and often less comprehensive, accounting, reporting and disclosure requirements than US issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable US companies and US securities market.

The risks of investing in foreign securities may be heightened in the case of investments in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization, impose restrictions on foreign ownership, withhold taxes on dividend or interest payments and capital

MARTIN CURRIE BUSINESS TRUST

NOTES TO FINANCIAL STATEMENTS

gains or prohibit repatriation of assets, and may provide less protection for property rights than more developed countries. Political change or instability may adversely affect the economies and securities markets of such countries. The economies of individual countries may differ favorably or unfavorably and significantly from the US economy in such respects as growth of gross domestic product or gross national product, diversification, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, dependence on foreign assistance, vulnerability to change in trade conditions, structural unemployment and balance of payments position.

NOTE G - LINE OF CREDIT

The Trust participates in an unsecured, uncommitted line of credit agreement with State Street expiring October 31, 2009. Under the terms of the agreement, each Fund is permitted to borrow, subject to the limitations set forth in the Trust's Private Placement Memorandum, Statement of Additional Information and the 1940 Act, amounts that, in the aggregate for all Funds, will not exceed $50,000,000. The Trust pays an annual commitment fee of $5,000 which is allocated evenly to the participating Funds. Borrowings are charged interest at an annual rate equal to the then prevailing Federal Funds rate plus 0.75%, which is borne by each respective borrowing Fund. During the period ended October 31, 2008, there were no outstanding borrowings or allocated fees.

NOTE H - TRANSACTIONS WITH AFFILIATED PERSONS

Under the 1940 Act, "affiliated persons" include companies (a) in which a Fund (or an affiliated person of the Fund) has direct or indirect ownership of, control of or voting power over 5% or more of the outstanding voting securities or (b) that a Fund (or an affiliated person of the Fund) has control of, or is controlled by, or with which the Fund is under common control. Transactions with such affiliated persons are conducted in accordance with the requirements of Rule 17a-7 under the 1940 Act. During the six months ended October 31, 2008, the Funds did not engage in any such transactions.

NOTE I - NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 ("FIN 48"), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return.

In February 2008, the Financial Accounting Standards Board ("FASB") issued Staff Position Financial Interpretation No. 48-2, Effective Date of Interpretation No. 48 for Certain Nonpublic Enterprises. This interpretation defers the effective date of FIN 48 to calendar year 2008.

In accordance with Securities and Exchange Commission guidance, the Funds implemented the provisions of FIN 48 on April 30, 2008. The Funds have reviewed the tax positions for the open tax period as of April 30, 2008 and the open tax years of April 30, 2005 through April 30, 2007 and has determined that the implementation of FIN 48 did not have a material impact on the Funds' financial statements.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective May 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk; for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

MARTIN CURRIE BUSINESS TRUST

NOTES TO FINANCIAL STATEMENTS

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 - quoted prices in active markets for identical investments

•  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the six months ended October 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: a multi-dimensional relational pricing model, option adjusted spread pricing and estimations of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of October 31, 2008 in valuing the Funds' investments carried at value:

Opportunistic EAFE Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$64,767,972	$–
Level 2 - Other Significant Observable Inputs	6,410,794	–
Level 3 - Significant Unobservable Inputs	–	–
Total	$71,178,766	$–

Global Emerging Markets Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$216,157,062	$–
Level 2 - Other Significant Observable Inputs	27,944,869	–
Level 3 - Significant Unobservable Inputs	–	–
Total	$244,101,931	$–

Pan European Select Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$46,252,503	$–
Level 2 - Other Significant Observable Inputs	7,415,316	–
Level 3 - Significant Unobservable Inputs	–	–
Total	$53,667,819	$–

*  Other financial instruments include futures, forwards and swap contracts.

In addition, in March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

MCBT OPPORTUNISTIC EAFE FUND

OTHER INFORMATION (Unaudited)

Quarterly Schedule of Investments

Each Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third fiscal quarters of each fiscal year. The Funds' Form N-Q are available on the Securities and Exchange Commission's website at http://www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds' portfolio securities is available (1) without charge, upon request, by calling collect 1-212-258-1900 (Attention: Jamie Sandison / David Rochman); and (2) on page 10 of the Funds' Statement of Additional Information dated April 30, 2008, which is available on the website of the Securities and Exchange Commission at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling collect 1-212-258-1900 (Attention: Jamie Sandison / David Rochman); and (2) on the website of the Securities and Exchange Commission at http://www.sec.gov.

Approval of Continuation of Investment Advisory Agreements

The Board of Trustees (the "Board" or the "Trustees"), including the trustees who are not "interested persons" as defined in the 1940 Act (the "Independent Trustees"), at a meeting held in person in June 2008, considered the renewal of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (the "Advisory Agreements"). In connection with its deliberations at the June meeting, the Board requested and received from the Investment Manager information that the Board believed to be reasonably necessary to evaluate the Advisory Agreements, including: (1) detailed comparative performance data; (2) a standard investment advisory contract for the Funds; (3) biographies of employees primarily responsible for providing investment advisory services; (4) detailed comparative industry fee data; (5) information regarding brokerage allocation and best execution; and (6) the Investment Manager's Code of Ethics. In November 2007 and January 2008, in preparation for making their determinations with respect to the renewal of the Advisory Agreements, the Trustees had discussions with the portfolio managers in the Edinburgh offices of the Investment Manager. The Board carefully evaluated this information and discussed its deliberations with the Funds' counsel and the Funds' officers.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Board, including the Independent Trustees, determined that the terms of the Advisory Agreements were fair and reasonable, in the best interests of shareholders and should be approved, on the basis of the following considerations, among others:

Nature, Extent and Quality of the Services to be Provided by the Investment Manager

The Trustees considered the nature, quality and extent of the advisory services to be provided by the Investment Manager under each of the Advisory Agreements, and reviewed the quality of the advisory services provided by the Investment Manager to the Funds since their inception. They considered the investment style employed by the Investment Manager, the Investment Manager's research and analysis capabilities, the nature of the Investment Manager's experience and resources, the experience of relevant personnel of the Investment Manager and the Investment Manager's representations regarding staffing and the retention of personnel with relevant portfolio management experience, and the Investment Manager's resources, practices and procedures designed to address regulatory compliance matters, including the Investment Manager's brokerage allocation and best execution practices. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the overall nature, extent and quality of the services provided by the Investment Manager under the Advisory Agreements was reasonable.

MCBT OPPORTUNISTIC EAFE FUND

OTHER INFORMATION (Unaudited)

Costs of Services Provided and Profitability to the Investment Manager

At the request of the Trustees, the Investment Manager provided information regarding the costs of services provided and the profitability of the advisory arrangements to the Investment Manager. The Trustees reviewed the financial statements of the Investment Manager and information regarding potential "fall-out" benefits to the Investment Manager. Based on their review of this information, the Trustees concluded within the context of their overall conclusions regarding the Advisory Agreements that the profitability was reasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Investment Manager

The Trustees considered the investment performance of the Funds and the Investment Manager. In this regard the Investment Manager provided the Trustees with performance information showing the short-term (i.e., 1-, 3- and 6-month) and long-term (i.e., 1-, 3- and 5-year and since inception, as applicable) performance of the Funds. The Investment Manager also provided short-term and long-term Lipper rankings and investment performance data for each Fund's respective benchmark. The Independent Trustees noted that they reviewed the Funds' performance throughout the year and reiterated that they had considered the investment performance of the Funds and of the Investment Manager at the November 2007 and January 2008 meetings with the portfolio managers and/or other Investment Manager representatives. The Independent Trustees also considered the Funds' underperformance in recent months. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that they were satisfied with the steps the Investment Manager is taking to maintain the performance of the Funds.

Advisory Fees, Expense Ratios and Economies of Scale

The Trustees then considered the contractual advisory fee rate paid by each of the Funds to the Investment Manager. The Trustees compared the fee rate of each Fund to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category. The Trustees considered more generally whether the Funds were likely to benefit from any economies of scale in the management of each Fund in the event of growth in assets of such Fund. It was noted that a fee waiver reducing the fee rate for the Pan European Select Fund from 1.00% to 0.75% had been previously approved by the Trustees, and that a new advisory agreement reflecting the reduced fee of 0.75%, which was otherwise substantially identical to the existing agreement for the Pan European Select Fund and which would be effective as of September 1, 2008, was being proposed for the Trustees' approval. The Trustees then concluded that overall expenses of the Funds appeared reasonable and that they believed that the management fees were reasonable compared to those charged to comparable funds selected by Lipper. The Trustees also considered the fees paid by the Funds relative to those paid by other clients of the Investment Manager for similar investment objectives. The Trustees then concluded that the advisory fees charged to the Funds represent reasonable compensation in light of the nature and quality of the services provided by the Investment Manager to the Funds.

Based on its evaluation of factors that it deemed to be material, including those factors described above, the Board of Trustees, including all of the Independent Trustees, concluded that each Fund's Advisory Agreement with the Investment Manager should be continued for an additional one-year period, commencing July 15, 2008.

Shareholder Expenses

As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value at the end of the period by $1,000 (for example, an $8,600 account value

MCBT OPPORTUNISTIC EAFE FUND

OTHER INFORMATION (Unaudited)

divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

"Expenses Paid During Period" include amounts reflected in the Funds' Statement of Operations net of reimbursement by the Investment Manager. Please note that the expenses do not reflect shareholder transaction costs such as sales charges or redemption fees. The second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During Period* May 1, 2008 through October 31, 2008
Actual
Opportunistic EAFE Fund	$1,000.00	$577.95	$4.34
Global Emerging Markets Fund	1,000.00	478.68	4.29
Pan European Select Fund	1,000.00	429.99	4.04
Hypothetical (assuming a 5% return before expenses)
Opportunistic EAFE Fund	$1,000.00	$1,019.71	$5.55
Global Emerging Markets Fund	1,000.00	1,019.41	5.85
Pan European Select Fund	1,000.00	1,019.56	5.70

*  Expenses are equal to the Funds' annualized expense ratio of 1.09%, 1.15% and 1.12% for Opportunistic EAFE Fund, Global Emerging Markets Fund and Pan European Select Fund, respectively, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

TRUSTEES AND OFFICERS

Information about the Trust's Trustees and officers appears below. There is no limit to the term a Trustee may serve. The President, Treasurer and Clerk are elected annually. Other officers may be elected or appointed by the Trustees at any time. The address of each Trustee and officer is c/o Martin Currie, Inc., Saltire Court, 20 Castle Terrace, Edinburgh, Scotland EH1 2ES. The Funds' Statement of Additional Information has further information about the Trustees and is available without charge, upon request, by calling collect 1-212-258-1900.

Interested Trustee

The Trustee below is an "interested person" (as defined by the 1940 Act) in that he is an employee of Martin Currie Inc., the investment adviser to each Fund.

Name and Age	Position(s) Held with Fund	Position Held Since	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupations During Past Five Years (1)	Other Directorships (2)
Timothy J.D. Hall 47	Trustee and President	2000	3	Director of Martin Currie (Holdings) Ltd.; Member of the main board of Martin Currie (Holdings) Ltd. (ultimate parent company); Director and Vice President of Martin Currie Inc. (investment adviser); Chairman of the Martin Currie pension fund; Director of the following companies: Martin Currie Investment Management Ltd. (investment adviser), Martin Currie Management Ltd., (investment management), Martin Currie Trustees Ltd., (trustee company), Martin Currie Ltd., Martin Currie Global Investors Ltd. (non-trading), Moorgate Investment Management Ltd., Designated Member of MarView Investment Partnership LLP (non-trading) Trustee of Martin Currie Charitable Foundation.	None

Non-Interested Trustees

Each Trustee below is not an "interested person" (as defined by the 1940 Act).

Name and Age	Position(s) Held with Fund	Position Held Since	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupations During Past Five Years (1)	Other Directorships (2)
Simon D. Eccles 74	Trustee	1994	3	Director, Sherrill House, Inc. (not-for-profit nursing home). Formerly: Chairman of, Consultant to and Director of BFS Absolute Trust PLC (closed-end fund); Director of 10/10 Digital Ltd. (consultancy).	None

Patrick R. Wilmerding 65	Trustee	1994	3	Self-employed investment manager; member of Advisory Committee to HealthpointCapital Fund I (private equity fund); Director of The Providence Journal (newspaper). Formerly: Director of Lenox Capital (private equity firm) and Division Executive of The First National Bank of Boston (bank).	None

Officers (Other Than Officers Who Are Also Trustees)

Name and Age	Position(s) Held with Fund	Position Held Since	Principal Occupations During Past Five Years (1)
Ralph M. Campbell 41	Vice President and Treasurer	2005	Director of Martin Currie (Holdings) Ltd.; Member of the main board of Martin Currie (Holdings) Ltd. (ultimate parent company); Director and Vice-President of Martin Currie Inc.; Director of Martin Currie Investment Management Ltd.; Director of Martin Currie Trustees Ltd.; Director of Martin Currie Services Ltd.; Director of Martin Currie Management Ltd.; President and Director of Martin Currie (Bermuda) Ltd.; Director of Moorgate Investment Management Ltd.; Director of Western Canada Investment Company Ltd. Formerly: Director of Finance of GE Capital Auto Financing.

Jacqui Hughes 35	Vice President, Chief Compliance Officer; Clerk	2006 2008	Compliance officer for the group of companies owned by Martin Currie (Holdings) Ltd; Director of Martin Currie Investment Management Ltd. and Martin Currie Inc.

(1)  Previous positions during the past five years with any of the group of companies owned by Martin Currie (Holdings) Limited are omitted if not materially different from the positions listed.

(2)  Indicates other directorships held by a Trustee with a registered investment company or a company subject to the reporting requirements of the Securities Exchange Act of 1934, as amended.

MARTIN CURRIE BUSINESS TRUST

TRUSTEES AND OFFICERS

Timothy J.D. Hall, Trustee and President *

Simon D. Eccles, Trustee

Patrick R. Wilmerding, Trustee

Ralph M. Campbell, Vice President and Treasurer

Jacqui Hughes, Vice President, Chief Compliance Officer and Clerk

* Interested Trustee

INVESTMENT MANAGER

Martin Currie, Inc.
Saltire Court
20 Castle Terrace
Edinburgh EH1 2ES
Scotland
011-44-131-229-5252

Authorized and regulated by Financial Services Authority

Registered Investment Adviser with the Securities and Exchange Commission

The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors. Shares of the Martin Currie Business Trust (the "Trust") may be issued and sold solely in private transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). Investments in the Trust may only be made by individuals who are accredited investors within the meaning of Regulation D of the 1933 Act.

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)  The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)  There have been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act)  that occurred during the registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

Certifications required by Rule 30a-2(a) under the Act

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MARTIN CURRIE BUSINESS TRUST

By:	/s/ Timothy J.D. Hall
Name:	Timothy J.D. Hall
Title:	President
Date:	January 9, 2009

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: January 9, 2009	By:	/s/ Timothy J.D. Hall
	Name:	Timothy J.D. Hall
	Title:	President

Date: January 9, 2009	By:	/s/ Ralph Campbell
	Name:	Ralph Campbell
	Title:	Treasurer

EXHIBIT LIST

12(a)(2)(i)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(2)(ii)	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940.